Subsidiary undertakings, joint ventures and associates - Disclosure of interests in associates (Details) - £ / shares				12 Months Ended
	Mar. 31, 2024	Mar. 11, 2024	Jan. 31, 2023	Mar. 31, 2024
Disclosure of associates [line items]
Par value per share (GBP per share)	£ 0.1243129			£ 0.1243129
GasT TopCo Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%	20.00%	40.00%	20.00%
Joint Radio Company Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate				25.00%
Joint Radio Company Limited | A Ordinary shares | National Grid Electricity Transmission plc
Disclosure of associates [line items]
Number of shares held in joint venture (in shares)	1			1
Par value per share (GBP per share)	£ 0.50			£ 0.50
Clean Line Energy Partners LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate				32.00%
Connecticut Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate				19.50%
Direct Global Power, Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate				26.00%
Energy Impact Fund LP
Disclosure of associates [line items]
Proportion of ownership interest in associate				9.41%
KHB Venture LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate				33.33%
Maine Yankee Atomic Power Company
Disclosure of associates [line items]
Proportion of ownership interest in associate				24.00%
New York Transco LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate				28.30%
Nysearch RMLD, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate				22.63%
The Hive IV, LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate				28.20%
Yankee Atomic Electric Company
Disclosure of associates [line items]
Proportion of ownership interest in associate				34.50%
Coreso SA
Disclosure of associates [line items]
Proportion of ownership interest in associate				15.84%
Energis plc
Disclosure of associates [line items]
Proportion of ownership interest in associate				33.06%
Electralink Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate				27.04%